COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
COST OF REVENUES
Schedule of cost of revenues

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

VAT and business tax	38,472	90,215	169,283	27,172
Bandwidth costs	191,679	324,682	524,623	84,208
Depreciation of servers and other equipment	37,958	39,052	68,569	11,006
Content costs	82,721	243,388	737,061	118,306
	350,830	697,337	1,499,536	240,692